Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 17, 2018 CNY (¥)
Goodwill [Line Items]
Goodwill, acquired		¥ 612,239
Goodwill	¥ 3,888,346	3,888,346			$ 558,526	¥ 588,857
Goodwill, impairment loss	¥ 0	¥ 0
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)
Goodwill [Line Items]
Goodwill, acquired			¥ 1,800,750
Baidu
Goodwill [Line Items]
Goodwill push down accounting adjustments				¥ 1,475,357